Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	1,597,585	2,768,346
Balance at Dec. 31, 2018	$ 29,069,974	$ 618	$ 18,644,683	$ (53,679,873)	$ (5,964,598)
Net loss				(846,832)	(846,832)
Balance (in shares) at Dec. 31, 2019	1,597,585	2,768,346
Balance at Dec. 31, 2019	$ 29,069,974	$ 618	18,644,683	(54,526,705)	(6,811,430)
Net loss				(748,962)	(748,962)
Balance (in shares) at Mar. 31, 2020	1,597,585	2,768,346
Balance at Mar. 31, 2020	$ 29,069,974	$ 618	18,644,683	(55,275,667)	(7,560,392)
Balance (in shares) at Dec. 31, 2019	1,597,585	2,768,346
Balance at Dec. 31, 2019	$ 29,069,974	$ 618	18,644,683	(54,526,705)	(6,811,430)
Net loss				(3,783,388)	(3,783,388)
Issuance of common stock in lieu of deferred compensation (in shares)		38,992
Issuance of common stock in lieu of deferred compensation		$ 25	340,907		340,932
Beneficial conversion feature on conversion of notes payable			961,680		961,680
Issuance of common stock upon conversion of notes and accrued interest (in shares)		1,099,947
Issuance of common stock upon conversion of notes and accrued interest		$ 110	8,499,233		8,499,343
Reclassification of warrant liability			1,185,577		1,185,577
Proceeds from reverse acquisition, net of costs			9,375,961		9,375,961
Effect of reverse recapitalization, net of costs (in shares)	(1,597,585)	5,324,452
Effect of reverse recapitalization, net of costs	$ (29,069,974)	$ 170	24,766,879		(4,302,928)
Balance (in shares) at Dec. 31, 2020		9,231,737
Balance at Dec. 31, 2020		$ 923	63,774,920	(58,310,093)	5,465,750
Net loss				(949,300)	(949,300)
Balance (in shares) at Mar. 31, 2021		9,231,737
Balance at Mar. 31, 2021		$ 923	$ 63,774,920	$ (59,259,393)	$ 4,516,450